Selling expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Overhead (dues, professional fees, credit card fees, etc.)	$ 13,446	$ 14,217	$ 11,718
Selling expense	34,337	33,623	31,009
Selling Expense
Disclosure of attribution of expenses by nature to their function [line items]
Payroll and related expenses	18,167	17,099	17,197
Other selling expenses	$ 2,724	$ 2,307	$ 2,094